Quarterly Holdings Report
for

Fidelity® Capital Appreciation Fund

July 31, 2019

CAF-QTLY-0919
1.804834.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 4.3%
Entertainment - 0.5%
Electronic Arts, Inc. (a)	339,300	$31,385
Interactive Media & Services - 2.8%
Alphabet, Inc. Class C (a)	68,815	83,726
Facebook, Inc. Class A (a)	226,600	44,013
Tencent Holdings Ltd.	644,900	30,048
		157,787
Wireless Telecommunication Services - 1.0%
Boingo Wireless, Inc. (a)	573,400	8,612
Sprint Corp. (a)	2,589,200	18,979
T-Mobile U.S., Inc. (a)	387,700	30,911
		58,502

TOTAL COMMUNICATION SERVICES		247,674

CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.8%
Ferrari NV	296,700	47,792
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc. (a)	346,400	37,678
Laureate Education, Inc. Class A (a)	1,707,900	27,992
		65,670
Hotels, Restaurants & Leisure - 2.3%
Dalata Hotel Group PLC	4,407,729	22,689
McDonald's Corp.	510,800	107,636
		130,325
Household Durables - 2.0%
D.R. Horton, Inc.	1,148,000	52,728
NVR, Inc. (a)	17,920	59,927
		112,655
Internet & Direct Marketing Retail - 3.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	374,200	64,778
Amazon.com, Inc. (a)	65,400	122,087
Pinduoduo, Inc. ADR	143,800	3,202
The Booking Holdings, Inc. (a)	12,200	23,017
		213,084
Specialty Retail - 2.6%
Five Below, Inc. (a)	101,100	11,875
National Vision Holdings, Inc. (a)	460,700	14,554
Ross Stores, Inc.	654,900	69,439
Ulta Beauty, Inc. (a)	145,400	50,781
		146,649
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	34,300	14,337

TOTAL CONSUMER DISCRETIONARY		730,512

CONSUMER STAPLES - 6.1%
Beverages - 2.0%
Coca-Cola European Partners PLC	636,500	35,186
Keurig Dr. Pepper, Inc. (b)	1,088,300	30,625
Pernod Ricard SA	273,100	48,084
		113,895
Household Products - 3.6%
Energizer Holdings, Inc. (b)	1,006,500	42,354
Procter & Gamble Co.	1,354,200	159,850
Reckitt Benckiser Group PLC	480	37
		202,241
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	165,300	30,447

TOTAL CONSUMER STAPLES		346,583

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc. (a)	517,360	33,706
Hess Corp.	1,076,300	69,787
		103,493
FINANCIALS - 11.7%
Banks - 4.3%
Citigroup, Inc.	881,000	62,692
HDFC Bank Ltd. sponsored ADR	461,400	53,052
M&T Bank Corp.	599,800	98,517
SunTrust Banks, Inc.	427,200	28,452
		242,713
Capital Markets - 3.8%
Charles Schwab Corp.	1,273,072	55,022
CME Group, Inc.	417,156	81,103
HUB24 Ltd. (b)	1,477,196	12,489
Lazard Ltd. Class A	370,300	14,334
Morningstar, Inc.	120,800	18,359
The Blackstone Group LP	727,000	34,881
		216,188
Consumer Finance - 1.1%
American Express Co.	514,900	64,038
Diversified Financial Services - 0.2%
Netwealth Group Ltd.	1,898,893	10,735
Insurance - 2.3%
American International Group, Inc.	1,430,600	80,099
Aon PLC	271,400	51,362
		131,461

TOTAL FINANCIALS		665,135

HEALTH CARE - 13.6%
Biotechnology - 2.3%
AbbVie, Inc.	643,300	42,857
AC Immune SA (a)	354,600	2,028
Alexion Pharmaceuticals, Inc. (a)	386,786	43,819
Atara Biotherapeutics, Inc. (a)	20,813	297
Biogen, Inc. (a)	89,000	21,166
Vertex Pharmaceuticals, Inc. (a)	125,300	20,877
		131,044
Health Care Equipment & Supplies - 3.5%
Alcon, Inc. (a)	229,880	13,406
Alcon, Inc. (a)	476,320	27,984
Align Technology, Inc. (a)	38,674	8,086
Boston Scientific Corp. (a)	1,863,100	79,107
Intuitive Surgical, Inc. (a)	83,700	43,483
Masimo Corp. (a)	78,600	12,407
Penumbra, Inc. (a)	74,000	12,402
		196,875
Health Care Providers & Services - 1.8%
Guardant Health, Inc.	40,600	3,816
HealthEquity, Inc. (a)	229,800	18,839
UnitedHealth Group, Inc.	331,954	82,660
		105,315
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	96,700	16,043
Life Sciences Tools & Services - 2.5%
Avantor, Inc.	793,900	13,965
Bio-Techne Corp.	3,200	672
Codexis, Inc. (a)	206,100	3,786
Mettler-Toledo International, Inc. (a)	73,200	55,394
QIAGEN NV (a)	360,500	13,598
Thermo Fisher Scientific, Inc.	196,800	54,647
		142,062
Pharmaceuticals - 3.2%
AstraZeneca PLC sponsored ADR	2,124,000	92,203
Horizon Pharma PLC (a)	967,800	24,089
Perrigo Co. PLC	583,900	31,536
Zoetis, Inc. Class A	317,363	36,462
		184,290

TOTAL HEALTH CARE		775,629

INDUSTRIALS - 7.5%
Aerospace & Defense - 0.3%
HEICO Corp. Class A	189,600	19,982
Building Products - 0.6%
Kingspan Group PLC (Ireland)	647,015	31,730
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	648,435	50,273
Electrical Equipment - 0.9%
Fortive Corp.	707,200	53,783
Machinery - 2.2%
Deere & Co.	170,413	28,229
Gardner Denver Holdings, Inc. (a)	1,767,600	58,278
IDEX Corp.	218,400	36,739
		123,246
Professional Services - 1.6%
Equifax, Inc.	380,800	52,965
TransUnion Holding Co., Inc.	441,400	36,544
		89,509
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	331,744	11,890
Norfolk Southern Corp.	240,200	45,907
		57,797

TOTAL INDUSTRIALS		426,320

INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 0.5%
Cisco Systems, Inc.	505,500	28,005
Electronic Equipment & Components - 0.3%
Zebra Technologies Corp. Class A (a)	81,000	17,082
IT Services - 8.7%
Booz Allen Hamilton Holding Corp. Class A	893,300	61,414
Fiserv, Inc. (a)	523,600	55,203
Fiverr International Ltd. (b)	42,700	1,085
GreenSky, Inc. Class A (a)(b)	1,148,500	13,127
PayPal Holdings, Inc. (a)	707,537	78,112
Verra Mobility Corp. (a)	390,400	5,407
Visa, Inc. Class A	1,568,602	279,211
		493,559
Semiconductors & Semiconductor Equipment - 6.3%
ASML Holding NV	137,900	30,725
Cree, Inc. (a)	203,300	12,641
Lam Research Corp.	91,200	19,025
Marvell Technology Group Ltd.	135,500	3,558
NVIDIA Corp.	225,984	38,128
NXP Semiconductors NV	852,800	88,171
Qualcomm, Inc.	1,448,300	105,958
Semtech Corp. (a)	230,500	12,187
Texas Instruments, Inc.	395,500	49,441
		359,834
Software - 13.1%
Adobe, Inc. (a)	406,907	121,608
ANSYS, Inc. (a)	71,965	14,618
Autodesk, Inc. (a)	161,700	25,253
Black Knight, Inc. (a)	733,700	46,458
Crowdstrike Holdings, Inc. (b)	10,300	917
Intuit, Inc.	213,839	59,300
Microsoft Corp.	2,705,440	368,672
Parametric Technology Corp. (a)	6,889	467
Salesforce.com, Inc. (a)	405,600	62,665
Slack Technologies, Inc. Class A (a)(b)	519,500	17,362
SolarWinds, Inc. (a)	373,400	6,691
Splunk, Inc. (a)	162,600	22,001
		746,012
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	574,487	122,389

TOTAL INFORMATION TECHNOLOGY		1,766,881

MATERIALS - 2.6%
Chemicals - 1.5%
DowDuPont, Inc.	543,570	39,224
Sherwin-Williams Co.	85,300	43,762
		82,986
Containers & Packaging - 0.6%
Aptargroup, Inc.	285,300	34,527
Metals & Mining - 0.5%
Barrick Gold Corp.	1,736,400	28,234

TOTAL MATERIALS		145,747

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.7%
American Tower Corp.	635,800	134,548
Crown Castle International Corp.	432,100	57,582
Prologis, Inc.	406,400	32,760
SBA Communications Corp. Class A	164,400	40,345
		265,235
UTILITIES - 0.6%
Water Utilities - 0.6%
American Water Works Co., Inc.	283,800	32,575
TOTAL COMMON STOCKS
(Cost $4,429,029)		5,505,784

Nonconvertible Preferred Stocks - 1.9%
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleo Brasileiro SA - Petrobras sponsored ADR (b)	5,176,700	77,909
FINANCIALS - 0.5%
Banks - 0.5%
Itau Unibanco Holding SA sponsored ADR	3,238,900	29,636
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $112,292)		107,545

Money Market Funds - 2.3%
Fidelity Cash Central Fund 2.43% (c)	59,709,102	59,721
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	69,121,798	69,129
TOTAL MONEY MARKET FUNDS
(Cost $128,850)		128,850
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $4,670,171)		5,742,179
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(61,516)
NET ASSETS - 100%		$5,680,663

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$727
Fidelity Securities Lending Cash Central Fund	188
Total	$915

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$63,263	$--	$31,509	$387	$4,517	$(13,582)	$--
Total	$63,263	$--	$31,509	$387	$4,517	$(13,582)	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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